Stockholders' Equity (Details 1) (USD $)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Jul. 31, 2012
Exercise Price	$ 0.50	$ 0.50	$ 0.50
Number of Warrants		363,000	363,000	0
Weighted Average Exercise Price		$ 0.50	$ 0.50	$ 0
Weighted Average Remaining Life (in years)			9 months 4 days